Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 163	$ 2,076
Dividends declared per common share (in cad per share)	$ 3.99	$ 3.87
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (in shares)	912,300,000	912,200,000
Assumed exercise of stock options (in shares)	0	0
Weighted average number of common shares outstanding - diluted (in shares)	912,300,000	912,200,000
Shares excluded from calculation of earnings per share (in shares)	6,545,819	6,395,513